Allianz Life Insurance Company of North America Corporate Legal 5701 Golden Hills Drive Minneapolis, MN 55416-1297 Telephone: 763-765-7453 Erik.Nelson@allianzlife.com www.allianzlife.com

Erik Nelson
Associate General Counsel, Senior Counsel

April 20, 2021
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, NE
Washington, DC    20549-8626
Re: Allianz Life Insurance Company of North America
Initial Filing on Form S-1
Registration Statement No. 333-
Mr. Cowan:
Enclosed for filing please find an initial Registration Statement on Form S-1 (the “Initial Registration Statement”), which is filed pursuant to the Securities Act of 1933 ("1933 Act"). The purpose of the Initial Registration Statement is to register an updated version of an existing index-linked variable annuity (Index Advantage Income, File No. 333-237628). An amendment to the existing annuity was recently filed and was assigned File No. 333-255317, but has not been declared effective yet. The primary differences between the existing and updated versions are:  (i) removal of the withdrawal charge and addition of a market value adjustment; (ii) different annuity options; (iii) the Income Benefit includes a new Income Multiplier Benefit for no additional fee that can increase the annual maximum Income Payment if an owner requires care; (iv) the Income Benefit cannot be removed from the contract after issue; and (v) provisions for the withdrawal investment advisory fees.
The prospectus for the product and a statement of additional information are also being filed on Form N-4 to register the variable, separate account component of the product.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number.
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-7453.
Sincerely,
Allianz Life Insurance Company of North America

              /s/ Erik T. Nelson
By:        ______________________________________________________________________
            Erik T. Nelson
    Associate General Counsel, Senior Counsel

                cc: Samantha Rawleigh